B. STOCK OPTION PLANS (Detail Narratives) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation [Abstract]
Compensation expense for options	$ 70	$ 61	$ 227	$ 183
Income tax benefit	0	0	0	154
Intrinsic Value Options Exercised			1,151	671
Intrinsic Value Options Exercisable	3,994	$ 3,042	3,994	$ 3,042
Unrecognized Compensation Expense Nonvested Options	$ 817		$ 817
Non-vested options weighted average period			3 years 4 months 8 days